Advances from customers and deferred revenue	12 Months Ended
Dec. 31, 2024
Advances from customers and deferred revenue
Advances from customers and deferred revenue

15.Advances from customers and deferred revenue

	December 31,
	2023	2024
	RMB	RMB
Deferred revenue, current	394,120	263,603
Advances from customers	18,137	2,025
Total current advances from customers and deferred revenue	412,257	265,628
Deferred revenue, non-current	47,864	35,786
Total non-current deferred revenue	47,864	35,786